Financial risk management - Recognized profit or loss of the changes in carrying value of financial instruments classified as Level 3 (Details) - Level 3 - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Recognized profit or loss of the changes in carrying value of financial instruments classified as Level 3 [Line Items]
Amounts recognized in profit or loss	₩ 9,343	₩ 265,298
Recognized profit or loss from the financial instruments held as of December 31	(6,376)	425,308
Net gain (loss) on financial assets at fair value through profit or loss
Recognized profit or loss of the changes in carrying value of financial instruments classified as Level 3 [Line Items]
Amounts recognized in profit or loss	(463,062)	619,111
Recognized profit or loss from the financial instruments held as of December 31	(607,708)	322,974
Net gain (loss) on financial liabilities designated at fair value through profit or loss
Recognized profit or loss of the changes in carrying value of financial instruments classified as Level 3 [Line Items]
Amounts recognized in profit or loss	633,415	(273,536)
Recognized profit or loss from the financial instruments held as of December 31	762,342	186,003
Net gain (loss) on securities at fair value through other comprehensive income
Recognized profit or loss of the changes in carrying value of financial instruments classified as Level 3 [Line Items]
Amounts recognized in profit or loss	0	448
Recognized profit or loss from the financial instruments held as of December 31	0	0
Net other operating income (expense)
Recognized profit or loss of the changes in carrying value of financial instruments classified as Level 3 [Line Items]
Amounts recognized in profit or loss	(161,010)	(80,725)
Recognized profit or loss from the financial instruments held as of December 31	₩ (161,010)	₩ (83,669)